LEASES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Leases
SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO THE GROUP’S LEASES

The following table presents supplemental information related to the Group’s leases:

	Thousands of Yen
	For the Six Months Ended September 30,
	2024	2023
Finance lease costs
Amortization of right-of-use assets	¥4,207	¥3,875
Interest on lease liabilities	218	155
Total finance lease costs	4,425	4,030
Operating lease costs	323,750	318,977
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	334,283	322,244
Financing cash flows from finance leases	4,366	4,040
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	-	-
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	¥18,360	¥2,912
Remeasurement of operating lease liabilities and right-of-use assets due to lease modification	(268,067)	-

Weighted average remaining lease term (years)
Operating leases	10.8	11.1
Finance leases	4.0	3.6
Weighted-average discount rate (per annum)
Operating leases	2.21%	2.22%
Finance leases	1.66%	1.58%

The following table presents supplemental information related to the Group’s leases:

	Thousands of Yen
	For the Fiscal Years Ended March 31,
	2024	2023
Finance lease costs
Amortization of right-of-use assets	¥7,494	¥5,235
Interest on lease liabilities	303	207
Total finance lease costs	7,797	5,442
Operating lease costs	640,213	634,007
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	654,115	594,430
Financing cash flows from finance leases	7,505	5,277
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	-	134,799
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	¥5,154	¥16,634

Weighted average remaining lease term (years)
Operating leases	10.8	11.5
Finance leases	3.5	4.0
Weighted-average discount rate (per annum)
Operating leases	2.23%	2.22%
Finance leases	1.60%	1.57%

SCHEDULE OF MATURITY OF LEASE LIABILITIES

As of September 30, 2024, the future maturity of lease liabilities was as follows:

	Thousands of Yen
Fiscal Years Ended March 31,	Finance Lease	Operating Lease
Remaining of 2025	¥4,766	¥334,033
2026	8,473	570,090
2027	7,996	545,744
2028	6,513	546,139
2029	4,431	536,382
Thereafter	906	2,378,608
Total lease payments	¥33,085	¥4,910,996
Less: imputed interest	(1,107)	(545,952)
Total lease liabilities	31,978	4,365,044
Less: current portion	(9,114)	(538,167)
Non-current lease liabilities	¥22,864	¥3,826,877

As of March 31, 2024, the future maturity of lease liabilities is as follows:

	Thousands of Yen
Fiscal Years Ended March 31,	Finance Lease	Operating Lease
2025	¥6,134	¥661,211
2026	4,639	626,420
2027	4,162	612,363
2028	2,679	611,565
2029	597	582,929
Thereafter	71	2,386,995
Total lease payments	¥18,282	¥5,481,483
Less: imputed interest	(515)	(615,616)
Total lease liabilities	17,767	4,865,867
Less: current portion	(6,083)	(558,529)
Non-current lease liabilities	¥11,684	¥4,307,338

SCHEDULE OF OPERATING LEASE INCOME
	For the Six Months Ended September 30,
	2024	2023
Fixed income from operating leases	¥19,437	¥25,863

	For the Fiscal Years Ended March 31,
	2024	2023
Fixed income from operating leases	¥47,663	¥79,102